Touchstone Sands Capital Emerging Markets Growth Fund Expense Example - Touchstone Sands Capital Emerging Markets Growth Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,309
Expense Example, with Redemption, 10 Years	2,283
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,827
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,325
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,279